DEFERRED RENT	12 Months Ended
Jun. 30, 2020
DEFERRED RENT
NOTE 9 - DEFERRED RENT

Prior to the adoption of ASU No. 2016-02, the Company recorded rent on a straight-line basis in the fiscal year ending June 30, 2019. Differences between monthly rent expenses and rent payments were recorded as deferred rent. Deferred rent was recorded in either an asset account when the cumulative difference between rent expenses and rent payments as of a balance sheet date is negative or a liability account when the cumulative difference was positive. Due to our escalating rents, the Company recorded a deferred rent liability for the fiscal year ending June 30, 2019.

The breakout of deferred rent between short term and long-term portions for each location for as of June 30, 2019 is the following:

		Deferred Rent
Entity	Location	Short Term	Long Term
Troika Design	Los Angeles, CA	$289,000	$293,000
Mission US	Brooklyn, NY	34,000	226,000
		$323,000	$519,000